Financial Assets - Summary of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 806,717	¥ 717,037
Debt securities [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		806,717	717,037
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		109,597	91,631
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		130	136
Debt securities [member] | Listed in Singapore [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		20	19
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Held-to-maturity securities	[2]	696,970	625,251
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		179,943	125,866
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		266,986	241,808
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		212,709	200,869
Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 147,079	¥ 148,494

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Unlisted debt securities include those traded on the Chinese interbank market.